Net Income Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
NET INCOME PER SHARE

17.	NET INCOME PER SHARE

Basic net income per share is the amount of net income available to each share of ordinary shares outstanding during the reporting period. Diluted net income per share is the amount of net income available to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares.

For the years ended December 31, 2017 and 2018, the Group has determined that its convertible redeemable Pre-IPO Class B Ordinary Shares, convertible redeemable Series A Preferred Shares and unvested Class A ordinary shares are participating securities as they participate in undistributed earnings on an as-if-converted basis. The holders of the Pre-IPO Class B Ordinary Shares, Series A Preferred Shares and unvested Class A ordinary shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Group uses the two-class method of computing net income per share, for ordinary shares and preferred shares according to the participation rights in undistributed earnings.

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Numerator for basic calculation - Net income attributable to ordinary shareholders of the Company	8,033	50,544	292,170

Denominator:
Denominator for basic calculation - weighted average ordinary shares outstanding	20,684,681	71,771,033	208,156,507
Dilutive effect of share options	4,895,125	7,819,747	7,699,070
Denominator for diluted calculation	25,579,806	79,590,780	215,855,577

Basic net income per ordinary share	0.39	0.70	1.40
Diluted net income per ordinary share	0.31	0.64	1.35

For the years ended December 31, 2017, 2018 and 2019, the following shares outstanding were excluded from the calculation of diluted net income per ordinary share, as their inclusion would have been anti-dilutive for the periods prescribed.

	Year ended December 31,
	2017	2018	2019
Shares issuable upon conversion of Restricted Shared owned the Founder	67,636,364	—	—
Shares issuable upon conversion of Pre-IPO Class B Ordinary Shares owned by Red Better and Shunwei	67,636,364	—	—
Shares issuable upon conversion of Series A Preferred shares	18,181,818	—	—
Shares issuable upon exercise of unvested Restricted Shares owned by the Founder on behalf of certain key management founders	13,079,391	—	—